UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: February 28

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record.

S000066513 – Removed Fund

Because this series never commenced operations, it did not own any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President, Chief Executive Officer,
Principal Executive Officer

Date _July 19, 2021__________________________________________________